Nature of Business and Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	5,584,396	5,577,352	5,063,736
Dilutive effect of stock options	87	2,564	2,367
Dilutive weighted average shares outstanding	5,584,483	5,579,916	5,066,103
Net income	$ 7,494	$ 6,931	$ 5,902
Net income per share-basic	$ 1.34	$ 1.24	$ 1.17
Net income per share-diluted	$ 1.34	$ 1.24	$ 1.17